UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%

	Shares	Value
CONSUMER DISCRETIONARY — 9.2%
Abercrombie & Fitch, Cl A	3,000	$110,280
AMC Entertainment Holdings, Cl A	2,405	55,652
American Eagle Outfitters	3,800	43,928
Bed Bath & Beyond *	59,494	3,696,362
BorgWarner	3,610	224,325
Cabela’s *	1,826	119,804
Coach	5,362	239,413
Crocs *	38,091	576,317
Express *	20,301	295,785
Group 1 Automotive	16,390	1,182,211
Helen of Troy *	5,000	313,500
Installed Building Products *	1,838	25,567
LKQ *	77,868	2,267,516
Mohawk Industries *	810	107,252
Nexstar Broadcasting Group, Cl A	6,000	239,100
Select Comfort *	38,414	706,818
Sinclair Broadcast Group, Cl A	47,713	1,275,368
Sonic Automotive, Cl A	27,240	663,022
Tower International *	14,903	414,453

		12,556,673

CONSUMER STAPLES — 5.4%
Central Garden and Pet, Cl A *	62,448	516,445
CVS/Caremark	11,878	863,768
Darling International *	150,605	3,013,606
Herbalife *	24,066	1,443,478
Nu Skin Enterprises, Cl A	8,000	696,000
Safeway	27,376	932,427

		7,465,724

ENERGY — 10.3%
Alpha Natural Resources *	19,805	85,162
Atlas Pipeline Partners (A)	50,800	1,644,904
CONSOL Energy	12,862	572,488
Dresser-Rand Group *	4,564	275,848
EnLink Midstream	17,600	621,808
Frank’s International	56,271	1,543,514
Goodrich Petroleum *	109,776	2,760,866
Gulfport Energy *	14,029	1,033,516
Hornbeck Offshore Services *	67,804	2,809,120
Noble	24,800	764,088
Oil States International *	5,788	562,246
SemGroup, Cl A	5,000	319,400
Tidewater	3,598	183,246
USA Compression Partners LP (A)	26,500	732,195
Valero Energy Partners (A)	4,000	164,840

		14,073,241

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 9.0%
Ares Commercial Real Estate	9,720	$124,027
Berkshire Hathaway, Cl B *	7,920	1,020,492
Cash America International	10,056	437,939
CYS Investments	107,643	925,730
Federated Investors, Cl B	56,775	1,620,359
Fidelity National Financial, Cl A	8,018	258,019
First American Financial	16,394	436,080
Hannon Armstrong Sustainable Infrastructure Capital	126,374	1,670,664
McGraw-Hill	2,510	185,564
MFA Financial	76,010	602,759
New York Community Bancorp	35,000	539,350
Piper Jaffray *	5,000	219,300
Safeguard Scientifics *	74,043	1,555,644
TD Ameritrade Holding	31,568	1,007,019
Viewtran Group *	470,061	996,529
Willis Group Holdings	17,930	734,951

		12,334,426

HEALTH CARE — 6.2%
AMN Healthcare Services *	44,402	554,137
Centene *	3,000	199,200
Charles River Laboratories International *	3,588	192,747
DaVita *	23,362	1,618,986
Hospira *	40,366	1,848,763
Natus Medical *	56,090	1,392,715
Questcor Pharmaceuticals	10,010	822,622
Trinity Biotech ADR	64,917	1,591,116
Xstelos Holdings	9,200	6,440
Zimmer Holdings	2,822	273,169

		8,499,895

INDUSTRIALS — 21.5%
Actuant, Cl A	17,350	587,471
Allied Defense Group, Escrow	38,762	—
American Airlines Group *	28,427	996,935
American Railcar Industries	5,363	372,407
AMR Corp., Escrow *	8,970	—
Avis Budget Group *	17,342	912,016
Blount International *	85,888	959,369
Colfax *	18,917	1,361,646
Copart *	54,132	1,963,368
CPI Aerostructures *	148,775	2,003,999
Douglas Dynamics	8,212	138,536
EnPro Industries *	24,118	1,717,443
Esterline Technologies *	17,722	1,932,052
General Cable	19,720	505,226
Harsco	20,548	491,714
Huron Consulting Group *	1,891	134,639
II-VI *	35,822	515,837

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
Interface, Cl A	40,787	$733,758
ITT	13,500	582,390
Joy Global	25,360	1,531,237
KAR Auction Services	56,211	1,673,964
Kennametal	4,509	210,706
Layne Christensen *	20,660	359,897
Luxfer Holdings ADR	5,586	110,323
Rand Logistics *	46,804	290,653
Republic Airways Holdings *	19,716	163,840
Rockwell Collins	4,615	358,355
Spirit AeroSystems Holdings, Cl A *	35,799	1,075,044
Tennant	500	31,895
Titan International	15,859	277,691
Titan Machinery *	60,898	1,074,241
Triumph Group	51,453	3,334,669
Twin Disc	39,524	1,143,429
WABCO Holdings *	10,048	1,075,236
Xylem	22,511	846,188

		29,466,174

INFORMATION TECHNOLOGY — 14.3%
Activision Blizzard	6,743	134,928
Advanced Energy Industries *	43,596	953,881
ATMI *	14,220	483,053
Benchmark Electronics *	14,942	346,356
Blackhawk Network Holdings, Cl B *	2,176	50,113
Brooks Automation	85,819	877,928
ChipMOS TECHNOLOGIES (Bermuda)	23,660	497,806
Electro Scientific Industries	49,865	422,855
Fidelity National Information Services	8,803	470,344
Genpact *	171,801	2,896,565
Integrated Device Technology *	36,939	431,078
Integrated Silicon Solution *	57,771	835,369
IPG Photonics *	12,148	785,125
Jabil Circuit	20,008	345,338
Liquidity Services *	8,500	146,625
Magnachip Semiconductor *	177,643	2,487,002
Measurement Specialties *	6,335	407,657
MICROS Systems *	24,268	1,249,802
Newport *	76,369	1,426,573
ON Semiconductor *	62,409	587,269
Richardson Electronics	10,000	100,200
Seagate Technology	29,066	1,528,290
Spark Networks *	51,822	234,754
SPS Commerce *	4,970	257,446
Ultra Clean Holdings *	133,315	1,135,844
Western Union	37,264	591,380

		19,683,581

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — 18.1%
Agnico-Eagle Mines	61,769	$1,825,892
Agrium	970	93,188
Alamos Gold	33,228	309,685
Albemarle	20,911	1,401,873
Allegheny Technologies	32,667	1,345,880
Ashland	8,320	803,712
AuRico Gold	60,377	251,168
Berry Plastics Group *	48,188	1,083,748
Celanese, Cl A	9,941	610,676
Compass Minerals International	2,695	246,862
Constellium, Cl A *	80,103	2,444,744
Eastman Chemical	3,570	311,197
Huntsman	8,605	215,555
Intrepid Potash *	30,000	489,000
MAG Silver *	222,532	1,693,469
Materion	22,036	741,511
Methanex	20,623	1,278,626
Molycorp *	10,000	47,500
Neenah Paper	24,306	1,224,293
OCI Resources LP (A)	59,000	1,295,050
Olin	12,854	361,197
Omnova Solutions *	87,658	799,441
Q2 Gold Resources * (B)	15,766	—
Reliance Steel & Aluminum	2,630	186,257
Schnitzer Steel Industries, Cl A	35,952	1,009,173
Silgan Holdings	17,317	861,521
Silver Wheaton	32,391	719,080
Synalloy	6,799	105,384
Tahoe Resources *	24,375	543,563
Taminco *	31,864	640,148
Tronox, Cl A	76,502	1,874,299

		24,813,692

SERVICES — 0.3%
MSA Safety	7,771	409,920

TELECOMMUNICATION SERVICES — 0.0%
Towerstream *	13,533	25,036

TOTAL COMMON STOCK (Cost $89,826,765)		129,328,362

REGISTERED INVESTMENT COMPANIES — 0.9%
CLOSED-END FUNDS — 0.9%
BlackRock Floating Rate Income Strategies Fund	15,370	222,557
Eaton Vance Senior Floating-Rate Trust	21,080	314,725
Nuveen Credit Strategies Income Fund	67,442	635,304

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,154,059)		1,172,586

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND April 30, 2014 (Unaudited)

PREFERRED STOCK — 0.5%

	Shares/Face Amount	Value
ENERGY — 0.5%
Magnum Hunter Resources, 8.000% (Cost $672,902)	14,886	$737,453

CONVERTIBLE BONDS — 0.1%
FINANCIALS — 0.0%
Wabash National 3.375%, 05/01/18	$50,000	67,719

MATERIALS — 0.1%
Lake Shore 6.250%, 09/30/17	136,350	114,449

TOTAL CONVERTIBLE BONDS (Cost $144,273)		182,168

SHORT-TERM INVESTMENT — 4.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $6,184,035)	6,184,035	6,184,035

TOTAL INVESTMENTS — 100.3% (Cost $97,982,034)†		$137,604,604

Percentages are based on Net Assets of $137,185,006.

*	Non-income producing security.
(A)	Securities considered Master Limited Partnership. At April 30, 2014, these securities amounted to $3,836,989 or 2.80% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such security as of April 30, 2014, was $0 and represented 0.0% of net assets.
(C)	The rate shown is the 7-day effective yield as of April 30, 2014.

†	At April 30, 2014, the tax basis cost of the Fund’s investments was $97,982,034, and the unrealized appreciation and depreciation were $40,503,969 and $(881,399) respectively.

ADR — American Depository Receipt

Cl — Class

LP — Limited Partnership

Amounts designated as “—” are $0.

The following is a summary of the inputs used as of April 30, 2014 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$129,328,362	$—	$—	$129,328,362
Registered Investment Companies	1,172,586	—	—	1,172,586
Preferred Stock	737,453	—	—	737,453
Convertible Bonds	—	182,168	—	182,168
Short-Term Investment	6,184,035	—	—	6,184,035

Total Investments in Securities	$137,422,436	$182,168	$—	$137,604,604

For the period ended April 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-1300

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2014

By	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: June 26, 2014